Schedule of effective income tax rate reconciliation (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax expense with HK statutory tax rate	16.50%	16.50%	16.50%
Tax effect of preferential tax treatments	0.20%	(1.80%)	1.70%
Change of valuation allowance		(6.50%)	(18.20%)
Non-HK entities not subject to HK income tax	(17.60%)
Effective income tax rate	(0.90%)	8.20%	0.00%